UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 98.4%
DIVERSIFIED 4.9%
Vornado Realty Trust	1,322,774	$144,645,337
HEALTH CARE 1.4%
HCP	314,001	10,415,424
Ventas	756,537	31,320,632
		41,736,056
HOTEL 9.9%
Host Hotels & Resorts	5,341,820	119,870,441
LaSalle Hotel Properties	411,800	17,328,544
Starwood Hotels & Resorts Worldwide	1,471,700	89,405,775
Strategic Hotels & Resorts	1,551,600	31,947,444
Sunstone Hotel Investors	1,202,997	30,844,843
		289,397,047
INDUSTRIAL 6.2%
AMB Property Corp.	486,600	29,103,546
ProLogis	2,317,371	153,757,566
		182,861,112
OFFICE 21.7%
Alexandria Real Estate Equities	246,169	23,696,228
BioMed Realty Trust	1,901,533	45,826,945
Boston Properties	1,821,606	189,264,863
Brookfield Properties Corp.	3,755,875	93,521,288
Douglas Emmett	946,057	23,395,990
Forest City Enterprises	402,500	22,201,900
Kilroy Realty Corp.	813,824	49,342,149
Mack-Cali Realty Corp.	583,673	23,988,960
Maguire Properties	929,000	23,996,070
SL Green Realty Corp.	1,202,797	140,450,606
		635,684,999

1

	Number
	of Shares	Value

OFFICE/INDUSTRIAL 4.0%
EastGroup Properties	548,300	$24,816,058
Liberty Property Trust	1,603,900	64,492,819
PS Business Parks	470,800	26,764,980
		116,073,857
RESIDENTIAL 18.3%
APARTMENT 17.6%
Apartment Investment & Management Co.	1,457,800	65,790,514
AvalonBay Communities	808,762	95,482,442
BRE Properties	1,427,300	79,828,889
Camden Property Trust	655,000	42,083,750
Equity Residential	3,463,180	146,700,305
Essex Property Trust	195,952	23,038,076
Home Properties	105,800	5,520,644
Post Properties	114,650	4,436,955
UDR	2,134,562	51,912,548
		514,794,123
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	414,385	21,465,143
TOTAL RESIDENTIAL		536,259,266

SELF STORAGE 6.6%
Extra Space Storage	903,800	13,909,482
Public Storage	2,239,333	176,123,540
U-Store-It Trust	353,200	4,662,240
		194,695,262
SHOPPING CENTER 24.8%
COMMUNITY CENTER 9.9%
Developers Diversified Realty Corp.	1,328,794	74,239,721
Equity One	802,890	21,838,608
Federal Realty Investment Trust	901,966	79,914,188
Inland Real Estate Corp.	419,200	6,493,408
Kimco Realty Corp.	133,900	6,053,619

2

	Number
	of Shares	Value

Regency Centers Corp.	678,858	$52,102,351
Weingarten Realty Investors	1,225,005	50,788,707
		291,430,602
REGIONAL MALL 14.9%
General Growth Properties	1,846,055	98,985,469
Macerich Co.	1,383,242	121,144,335
Simon Property Group	1,904,848	190,484,800
Taubman Centers	469,463	25,703,099
		436,317,703
TOTAL SHOPPING CENTER		727,748,305
SPECIALTY 0.6%
Plum Creek Timber Co.	359,500	16,091,220
TOTAL COMMON STOCK
(Identified cost—$1,910,657,611)		2,885,192,461

		Principal
		Amount

COMMERCIAL PAPER 1.4%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$40,706,000)		$40,706,000	40,706,000

TOTAL INVESTMENTS (Identified cost—$1,951,363,611)	99.8%		2,925,898,461

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		6,082,865

NET ASSETS (Equivalent to $83.57 per share based on 35,084,273 shares of common stock outstanding)	100.0%		$2,931,981,326

Note: Percentages indicated are based on the net assets of the fund.

3

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,951,363,611

Gross unrealized appreciation	$1,011,016,255
Gross unrealized depreciation	(36,481,405)
Net unrealized appreciation	$974,534,850

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007